                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Harbor Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 11/15/56       since 12/20/91       since 10/26/93     since 3/24/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          9.34%      9.21%     8.01%      8.01%     6.75%      6.75%       0.64%

10-year                  8.17       7.54      7.67       7.67      7.34       7.34          --

5-year                  -1.94      -3.10     -2.70      -2.92     -2.70      -2.70          --

1-year                   1.85      -3.97      1.02      -3.91      1.08       0.09          --

6-month                 -3.66      -9.19     -4.03      -8.77     -4.00      -4.95          --
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class I shares are available for purchase exclusively by investors through [i] tax-exempt retirement plans with assets of at least $1 million [including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans], [ii] fee-based investment programs with assets of at least $1 million and [iii] institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Merrill Lynch All Convertibles Securities Index represents convertible securities. The Lipper Convertible Securities Fund Index represents the average performance of the 30 largest convertible securities mutual funds, as classified by Lipper, Inc. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Harbor Fund is managed by the Adviser's Equity Income team.(1) Current members include Ellen Gold, Executive Director of the Adviser, and David McLaughlin, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended June 30, 2005, was a challenging period for the markets, including convertible securities. Following a brisk equity and convertible securities rally during the final months of 2004, investor sentiment shifted in the first months of 2005. Stocks and convertibles retreated as investors sold shares to lock in gains. Against the backdrop of rising oil prices, mixed economic data, continued increases to the federal funds target rate, and the prospect of a global economic slowdown, investors worried about the prospect of "stagflation" (a climate marked by both stagnant growth and inflation). Anxiety increased as disappointing news from corporate bellwethers General Motors and Ford Motor cast a shadow across the auto and auto related industries, and the market overall.

However, the period ended on a more optimistic note. A dip in oil prices, decent payroll data, an upward revision of gross domestic product and strengthening consumer confidence were among the factors that raised investor sentiment. Investors seemed encouraged by merger and acquisition activity, some healthy corporate growth and signals that the Federal Open Market Committee (the "Fed") might be nearing the end of its rate tightening cycle.

The bond market, meanwhile, saw a continued flattening of the yield curve. The yields of short-term bonds rose in response to the Fed tightenings. However, the yields of longer-term bonds declined, as the market remained undeterred by the potential for rising inflation. As the high-yield market floundered in the wake of auto market's travails, higher-quality securities outperformed lower-quality issues.

During the six-month period, convertible bonds, which share characteristics of both stocks and bonds, were hindered by the rise in short-term rates and by the reduced volatility in the equity market. (Many convertible securities allow investors to exchange into a certain number of shares of common stock. These conversion features are typically most attractive when stock prices are moving upward.) Moreover, a steep sell-off in convertibles by hedge funds increased the downward pressure on the asset class.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned -3.66 percent for the six months ended June 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark indexes, the Merrill Lynch All Convertibles Index and the Lipper Convertible Securities Fund Index, returned -3.45 percent and 3.66 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

-------------------------------------------------------------------------------
                                     MERRILL LYNCH     LIPPER CONVERTIBLE
                                    ALL CONVERTIBLES    SECURITIES FUND
      CLASS A   CLASS B   CLASS C        INDEX               INDEX

      -3.66%    -4.03%    -4.00%         -3.45%              3.66%
-------------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

As crude oil prices pushed upwards of $60 a barrel, energy holdings were strong contributors to the fund's performance. Our research led us to strong performing securities in a range of energy industries, including oil services, pipeline, and exploration and production companies. Many of these companies were buoyed not just from rising commodity prices, but also from compelling fundamentals, such as improving balance sheets and well-executed restructurings or turnarounds. Utilities holdings were also a source of particularly solid gains, as they seemed well positioned to benefit from rising energy prices. Moreover, as the yield curve flattened, investors sought out utilities for their income potential. Amid concerns about the pace of economic growth, the market also rewarded utilities companies for their defensive characteristics.

As discussed above, convertible securities posted more muted gains as a group, hindered both by lackluster equity market performance as well as by a rise in short-term interest rates. In addition to these broader negative trends, the fund's performance was hindered by more specific factors. Holdings in the automotive sector and automotive-related sector detracted notably, as sentiment exacerbated company-specific news. In this climate, we re-evaluated positions with a long-term perspective, paring back certain exposures and eliminating others entirely. Also on the downside, exposure to the photo equipment industry proved disadvantageous due to company-specific news.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS OF 6/30/05
Northrop Grumman Corp., Ser B                                     1.9%
Coltec Capital Trust                                              1.8
IVAX Corp.                                                        1.5
Schlumberger Ltd., Ser A                                          1.5
Halliburton Co.                                                   1.4
Church & Dwight Co., Inc.                                         1.4
Walt Disney Co.                                                   1.4
Williams Cos, Inc.                                                1.3
TriQuint Semiconductor, Inc.                                      1.3
American Express Co.                                              1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
Pharmaceuticals                                                   7.2%
Semiconductors                                                    6.3
Aerospace & Defense                                               4.3
Biotechnology                                                     4.3
Broadcasting & Cable TV                                           3.5
Health Care Equipment                                             3.5
Entertainment                                                     2.7
Electronic Equipment Manufacturers                                2.5
Electric                                                          2.5
Oil & Gas Equipment & Services                                    2.4
Life & Health Insurance                                           2.3
Electronic Manufacturing Services                                 2.0
Electric Utilities                                                2.0
Wireless Telecommunication Services                               1.9
Semiconductor Equipment                                           1.9
Casinos & Gaming                                                  1.9
Integrated Telecommunication Services                             1.9
Multi-Utilities                                                   1.9
Diversified Manufacturing                                         1.8
Thrifts & Mortgage Finance                                        1.8
Multi-line Insurance                                              1.7
Investment Banking & Brokerage                                    1.6
Telecommunications                                                1.5
Oil Field Services                                                1.5
Real Estate Management & Development                              1.5
Household Products                                                1.4
Hotels, Resorts & Cruise Lines                                    1.3
Communications Equipment                                          1.3
Consumer Finance                                                  1.3
Diversified Metals & Mining                                       1.2
Reinsurance                                                       1.0
Construction & Engineering                                        0.9
Transportation                                                    0.9
Consumer Electronics                                              0.9
Environmental & Facilities Services                               0.8
Automobile Manufacturers                                          0.8
Housewares & Specialties                                          0.8
Advertising                                                       0.8
Oil & Gas Exploration & Production                                0.8
Integrated Oil & Gas                                              0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
                                       (continued from previous page)
Technology Distributors                                           0.8
Food/Beverage                                                     0.7
Data Processing & Outsourcing Services                            0.7
Manufacturing                                                     0.7
Application Software                                              0.7
Computer Storage & Peripherals                                    0.7
Health Care Supplies                                              0.7
Application Software                                              0.7
Property & Casualty                                               0.7
Health Care Facilities                                            0.6
Apparel Retail                                                    0.6
Movies and Entertainment                                          0.5
Broadcasting                                                      0.5
Food Retail                                                       0.5
Packaging                                                         0.5
Distillers & Vintners                                             0.5
Diversified Chemicals                                             0.5
Internet Retail                                                   0.5
Metal & Glass Containers                                          0.4
Tobacco                                                           0.4
Airlines                                                          0.3
Internet Software & Services                                      0.3
Other Diversified Financial Services                              0.2
Gas Utilities                                                     0.2
                                                                -----
Total Long-Term Investments                                      94.3%
Short Term-Investments                                            4.8
Other Assets in Excess of Liabilities                             0.9
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05 - 06/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/05           6/30/05       1/1/05-6/30/05
Class A
  Actual......................................    $1,000.00        $  963.41          $5.16
  Hypothetical................................     1,000.00         1,019.59           5.31
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           959.68           8.84
  Hypothetical................................     1,000.00         1,015.79           9.10
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           959.98           8.84
  Hypothetical................................     1,000.00         1,015.79           9.10
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,006.41           2.27
  Hypothetical................................     1,000.00         1,000.00           2.26
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.82% and 1.82% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses for Class I shares are equal to the annualized expense ratio of .87% multiplied by the average account value over the period, multiplied by 95/365 (to reflect the period from Commencement of Operations through June 30, 2005).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON     MATURITY      VALUE
----------------------------------------------------------------------------------------------
          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  58.0%
          ADVERTISING  0.8%
$1,200    aQuantive, Inc. ...............................     2.250%   08/15/24   $  1,821,000
 1,200    Lamar Advertising Co. .........................     2.875    12/31/10      1,236,000
                                                                                  ------------
                                                                                     3,057,000
                                                                                  ------------
          AEROSPACE & DEFENSE  0.7%
 2,700    Armor Holdings, Inc. (a).......................   2.000/0    11/01/24      2,639,250
                                                                                  ------------

          AIRLINES  0.3%
 1,250    Continental Airlines, Inc. ....................     4.500    02/01/07      1,081,250
                                                                                  ------------

          APPAREL RETAIL  0.6%
 1,920    Charming Shoppes, Inc. ........................     4.750    06/01/12      2,152,800
                                                                                  ------------

          APPLICATION SOFTWARE  0.7%
 1,500    Open Solutions, Inc., 144A--Private Placement
          (a) (b)........................................   1.467/0    02/02/35        761,250
 1,800    Sybase, Inc., 144A--Private Placement (b)......     1.750    02/22/25      1,725,750
                                                                                  ------------
                                                                                     2,487,000
                                                                                  ------------
          BIOTECHNOLOGY  4.3%
 5,715    Amgen, Inc., LYON..............................     *        03/01/32      4,186,237
 3,000    deCODE genetics, Inc., 144A--Private Placement
          (b)............................................     3.500    04/15/11      2,752,500
 2,700    Incyte Corp. ..................................     3.500    02/15/11      2,359,125
 3,000    Invitrogen Corp. ..............................     1.500    02/15/24      2,902,500
 2,400    MedImmune, Inc. ...............................     1.000    07/15/23      2,301,000
 2,450    MGI Pharma, Inc., 144A--Private Placement
          (b)............................................     1.682    03/02/24      1,684,375
                                                                                  ------------
                                                                                    16,185,737
                                                                                  ------------
          BROADCASTING  0.5%
 2,500    Sinclair Broadcast Group, Inc. ................     6.000    09/15/12      2,106,250
                                                                                  ------------

          BROADCASTING & CABLE TV  3.5%
 1,200    Charter Communications, Inc., 144A--Private
          Placement (b)..................................     5.875    11/16/09        775,500
    50    Comcast Corp. (Variable Rate Coupon)...........     0.500    10/15/29      2,145,000
 3,000    EchoStar Communications Corp. .................     5.750    05/15/08      2,992,500
 1,200    Liberty Media Corp. ...........................     0.750    03/30/23      1,272,000

See Notes to Financial Statements                                             13

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
--------------------------------------------------------------------------------------------
          BROADCASTING & CABLE TV (CONTINUED)
$2,000    Liberty Media Corp., 144A--Private Placement
          (b)............................................   0.750%   03/30/23   $  2,120,000
 2,000    Liberty Media Corp., Class B...................   3.250    03/15/31      1,540,000
   540    Sirius Satellite Radio, Inc. ..................   3.500    06/01/08      2,552,175
                                                                                ------------
                                                                                  13,397,175
                                                                                ------------
          CASINOS & GAMING  1.9%
 5,400    International Game Technology..................    *       01/29/33      3,530,250
 3,300    Scientific Games Corp., 144A--Private Placement
          (b)............................................   0.750    12/01/24      3,580,500
                                                                                ------------
                                                                                   7,110,750
                                                                                ------------
          COMMUNICATIONS EQUIPMENT  0.8%
 2,250    Juniper Networks, Inc., 144A--Private Placement
          (b)............................................    *       06/15/08      3,000,937
                                                                                ------------

          COMPUTER STORAGE & PERIPHERALS  0.7%
 2,000    Electronics for Imaging, Inc., 144A--Private
          Placement (b)..................................   1.500    06/01/23      1,977,500
   780    Maxtor Corp. ..................................   6.800    04/30/10        723,450
                                                                                ------------
                                                                                   2,700,950
                                                                                ------------
          CONSTRUCTION & ENGINEERING  0.9%
 3,000    Fluor Corp. ...................................   1.500    02/15/24      3,480,000
                                                                                ------------

          CONSUMER ELECTRONICS  0.9%
 3,000    Best Buy, Inc. ................................   2.250    01/15/22      3,360,000
                                                                                ------------

          CONSUMER FINANCE  1.3%
 4,800    American Express Co., 144A--Private Placement
          (b)............................................   1.850    12/01/33      4,884,000
                                                                                ------------

          DATA PROCESSING & OUTSOURCING SERVICES  0.7%
 3,000    CSG Systems International, Inc., 144A--Private
          Placement (b)..................................   2.500    06/15/24      2,778,750
                                                                                ------------

          DIVERSIFIED METALS & MINING  0.5%
 1,500    Massey Energy Co., 144A--Private Placement
          (b)............................................   2.250    04/01/24      1,940,625
                                                                                ------------

          ELECTRIC  2.5%
 3,000    Calpine Corp., 144A--Private Placement (b).....   4.750    11/15/23      2,160,000
 1,620    CMS Energy Corp. ..............................   2.875    12/01/24      1,968,300
    60    PNM Resources, Inc. ...........................   6.750    05/16/08      3,212,400
 1,400    Reliant Resources, Inc., 144A--Private
          Placement (b)..................................   5.000    08/15/10      2,077,250
                                                                                ------------
                                                                                   9,417,950
                                                                                ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
--------------------------------------------------------------------------------------------
          ELECTRIC UTILITIES  0.5%
$2,000    Cymer, Inc., 144A--Private Placement (b).......   3.500%   02/15/09   $  1,902,500
                                                                                ------------

          ELECTRONIC EQUIPMENT MANUFACTURERS  1.9%
 3,000    Agilent Technologies, Inc. ....................   3.000    12/01/21      2,973,750
   436    Agilent Technologies, Inc., 144A--Private
          Placement (Variable Rate Coupon) (b)...........   3.000    12/01/21        432,185
 3,600    Eastman Kodak Co., 144A--Private Placement
          (b)............................................   3.375    10/15/33      3,879,000
                                                                                ------------
                                                                                   7,284,935
                                                                                ------------
          ELECTRONIC MANUFACTURING SERVICES  1.5%
 3,900    Agere Systems, Inc. ...........................   6.500    12/15/09      3,948,750
 2,100    Solectron Corp. ...............................   0.500    02/15/34      1,577,625
                                                                                ------------
                                                                                   5,526,375
                                                                                ------------
          ENTERTAINMENT  1.4%
 5,000    Walt Disney Co. ...............................   2.125    04/15/23      5,156,250
                                                                                ------------

          ENVIRONMENTAL & FACILITIES SERVICES  0.2%
 1,050    Allied Waste Industries, Inc. .................   4.250    04/15/34        903,000
                                                                                ------------

          FOOD/BEVERAGE  0.7%
 4,000    General Mills, Inc., 144A--Private Placement
          (b)............................................    *       10/28/22      2,840,000
                                                                                ------------

          HEALTH CARE EQUIPMENT  2.3%
 2,400    Advanced Medical Optics, Inc., 144A--Private
          Placement (b)..................................   2.500    07/15/24      2,421,000
 1,800    Cytyc Corp. ...................................   2.250    03/15/24      1,768,500
 2,100    Medtronic, Inc. ...............................   1.250    09/15/21      2,092,125
 2,375    PSS World Medical, Inc., 144A--Private
          Placement (b)..................................   2.250    03/15/24      2,274,062
                                                                                ------------
                                                                                   8,555,687
                                                                                ------------
          HEALTH CARE FACILITIES  0.6%
 2,000    Community Health Systems, Inc. ................   4.250    10/15/08      2,315,000
                                                                                ------------

          HEALTH CARE SUPPLIES  0.7%
 2,400    Fisher Scientific International, Inc. .........   3.250    03/01/24      2,496,000
                                                                                ------------

          HOTELS, RESORTS & CRUISE LINES  1.0%
 3,300    Host Marriott LP, 144A--Private Placement
          (b)............................................   3.250    04/15/24      3,675,375
                                                                                ------------

          HOUSEHOLD PRODUCTS  1.4%
 4,000    Church & Dwight Co., Inc., 144A--Private
          Placement (b)..................................   5.250    08/15/33      5,315,000
                                                                                ------------

See Notes to Financial Statements                                             15

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
--------------------------------------------------------------------------------------------
          INTEGRATED TELECOMMUNICATION SERVICES  1.9%
$3,500    Centurytel, Inc., Ser K........................   4.750%   08/01/32   $  3,666,250
 2,000    Comverse Technology, Inc. .....................    *       05/15/23      2,762,500
   900    Finisar Corp., 144A--Private Placement (b).....   2.500    10/15/10        667,125
                                                                                ------------
                                                                                   7,095,875
                                                                                ------------
          INTERNET RETAIL  0.5%
 1,840    Amazon.com, Inc. ..............................   4.750    02/01/09      1,771,000
                                                                                ------------

          INTERNET SOFTWARE & SERVICES  0.3%
 1,500    Safeguard Scientifics, Inc.,144A--Private
          Placement (b)..................................   2.625    03/15/24        978,750
                                                                                ------------

          MANUFACTURING  0.7%
   900    Actuant Corp. .................................   2.000    11/15/23      1,171,125
 1,200    Actuant Corp., 144A--Private Placement (b).....   2.000    11/15/23      1,561,500
                                                                                ------------
                                                                                   2,732,625
                                                                                ------------
          OIL & GAS EQUIPMENT & SERVICES  2.4%
 1,200    Cooper Cameron Corp. ..........................   1.500    05/15/24      1,326,000
 2,100    Cooper Cameron Corp., 144A--Private Placement
          (b)............................................   1.500    05/15/24      2,320,500
 3,900    Halliburton Co. ...............................   3.125    07/15/23      5,411,250
                                                                                ------------
                                                                                   9,057,750
                                                                                ------------
          OIL & GAS EXPLORATION & PRODUCTION  0.2%
   600    McMoRan Exploration Co., 144A--Private
          Placement (b)..................................   5.250    10/06/11        798,750
                                                                                ------------

          PACKAGING  0.5%
 2,000    Sealed Air Corp., 144A--Private Placement
          (b)............................................   3.000    06/30/33      1,987,500
                                                                                ------------

          PHARMACEUTICALS  6.1%
   600    Abgenix, Inc., 144A--Private Placement (b).....   1.750    12/15/11        537,000
   950    Amylin Pharmaceuticals, Inc. ..................   2.500    04/15/11        863,313
 1,200    CV Therapeutics, Inc. .........................   3.250    08/16/13      1,282,500
 2,400    CV Therapeutics, Inc. .........................   2.000    05/16/23      2,016,000
 5,800    IVAX Corp. ....................................   4.500    05/15/08      5,814,500
 3,000    NPS Pharmaceuticals, Inc. .....................   3.000    06/15/08      2,553,750

 16                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
--------------------------------------------------------------------------------------------
          PHARMACEUTICALS (CONTINUED)
$4,500    Teva Pharmaceutical Industries, Ltd., Ser B....   0.250%   02/01/24   $  4,483,125
 1,120    Watson Pharmaceuticals, Inc., 144A--Private
          Placement (b)..................................   1.750    03/15/23      1,044,400
 4,500    Wyeth, 144A--Private Placement (Variable Rate
          Coupon) (b)....................................   2.390    01/15/24      4,631,355
                                                                                ------------
                                                                                  23,225,943
                                                                                ------------
          SEMICONDUCTOR EQUIPMENT  1.9%
 1,830    Credence Systems Corp. ........................   1.500    05/15/08      1,813,988
 2,700    Teradyne, Inc. ................................   3.750    10/15/06      2,656,125
 3,000    Veeco Instruments, Inc. .......................   4.125    12/21/08      2,696,250
                                                                                ------------
                                                                                   7,166,363
                                                                                ------------
          SEMICONDUCTORS  6.3%
 3,100    Advanced Micro Devices, Inc. ..................   4.750    02/01/22      3,088,375
 6,800    Atmel Corp. ...................................    *       05/23/21      3,179,000
 1,200    Cypress Semiconductor Corp. ...................   1.250    06/15/08      1,275,000
   900    Cypress Semiconductor Corp., 144A--Private
          Placement (b)..................................   1.250    06/15/08        956,250
 4,900    Fairchild Semiconductor Corp. .................   5.000    11/01/08      4,795,875
 3,600    LSI Logic Corp., 144A--Private Placement (b)...   4.000    05/15/10      3,564,000
 1,200    Pixelworks, Inc., 144A--Private Placement
          (b)............................................   1.750    05/15/24        894,000
 5,120    TriQuint Semiconductor, Inc. ..................   4.000    03/01/07      4,998,400
 1,500    Vitesse Semiconductor Corp., 144A--Private
          Placement (b)..................................   1.500    10/01/24      1,211,250
                                                                                ------------
                                                                                  23,962,150
                                                                                ------------
          TELECOMMUNICATIONS  1.1%
 2,200    Ciena Corp. ...................................   3.750    02/01/08      1,952,500
 3,000    JDS Uniphase Corp. ............................    *       11/15/10      2,317,500
                                                                                ------------
                                                                                   4,270,000
                                                                                ------------
          TOBACCO  0.4%
 1,500    Vector Group Ltd. .............................   6.250    07/15/08      1,411,875
                                                                                ------------

          WIRELESS TELECOMMUNICATION SERVICES  1.9%
 3,540    Nextel Communications..........................   5.250    01/15/10      3,570,975
 2,850    NII Holdings, Inc., 144A--Private Placement
          (b)............................................   2.875    02/01/34      3,826,125
                                                                                ------------
                                                                                   7,397,100
                                                                                ------------
          TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  58.0%............    219,606,227
                                                                                ------------
          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  8.9%
 4,500    Celestica, Inc., LYON (Canada).................    *       08/01/20      2,548,125
 1,200    Fairmont Hotels & Resorts, Inc., 144A--Private
          Placement (Canada) (b).........................   3.750    12/01/23      1,288,500
 1,800    Flextronics International Ltd. (Singapore).....   1.000    08/01/10      1,878,750
 1,500    Fortis Insurance NV, 144A--Private Placement
          (Netherlands) (b)..............................   7.750    01/26/08      1,648,125
 2,400    Lions Gate Entertainment Corp. (Canada)........   3.625    03/15/25      2,427,000

See Notes to Financial Statements                                             17

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
--------------------------------------------------------------------------------------------
          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS (CONTINUED)
$2,080    Nortel Networks Corp. (Canada).................   4.250%   09/01/08   $  1,950,000
 1,200    OMI Corp. (Marshall Islands)...................   2.875    12/01/24      1,123,500
 2,400    OMI Corp., 144A--Private Placement (Marshall
          Islands) (b)...................................   2.875    12/01/24      2,247,000
 7,500    Royal Caribbean Cruises, Ltd., LYON
          (Liberia)......................................    *       02/02/21      4,350,000
 4,990    Schlumberger Ltd., Ser A (Netherland
          Antilles)......................................   1.500    06/01/23      5,750,975
 1,200    Shanda Interactive Entertainment Ltd.,
          144A--Private Placement (Cayman Islands) (b)...    *       10/15/14      1,243,500
 2,200    Tyco International Group SA, Ser A,
          144A--Private Placement (Luxembourg) (b).......   2.750    01/15/18      2,849,000
 3,000    Tyco International Group SA, Ser B,
          144A--Private Placement (Luxembourg) (b).......   3.125    01/15/23      4,162,500
                                                                                ------------

          TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  8.9%..............     33,466,975
                                                                                ------------

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
COMMON STOCKS  2.9%
ELECTRIC UTILITIES  0.9%
FPL Group, Inc. ............................................   78,000   $  3,280,680
                                                                        ------------

ELECTRONIC MANUFACTURING SERVICES  0.1%
Solectron Corp. (c).........................................  104,739        396,961
                                                                        ------------

LIFE & HEALTH INSURANCE  0.5%
Prudential Financial, Inc. .................................   30,854      2,025,874
                                                                        ------------

OIL & GAS EXPLORATION & PRODUCTION  0.6%
Devon Energy Corp. .........................................   44,546      2,257,591
                                                                        ------------

TECHNOLOGY DISTRIBUTORS  0.8%
Agilysys, Inc. .............................................  190,476      2,990,473
                                                                        ------------

TOTAL COMMON STOCKS..................................................     10,951,579
                                                                        ------------

CONVERTIBLE PREFERRED STOCKS  24.5%
AEROSPACE & DEFENSE  3.6%
Coltec Capital Trust, 5.250%, TIDES.........................  138,500      6,786,500
Northrop Grumman Corp., Ser B, 7.000%.......................   56,000      7,000,000
                                                                        ------------
                                                                          13,786,500
                                                                        ------------
AUTOMOBILE MANUFACTURERS  0.8%
Ford Motor Co. Capital Trust II, 6.500%.....................   76,500      3,085,245
                                                                        ------------

COMMODITY CHEMICALS  0.0%
Celanese Corp., Ser A, 4.250%...............................    6,000        147,000
                                                                        ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
DISTILLERS & VINTNERS  0.5%
Constellation Brands, Inc., 5.750%..........................   44,000   $  1,966,800
                                                                        ------------

DIVERSIFIED CHEMICALS  0.5%
Huntsman Corp., 5.000%......................................   42,000      1,936,200
                                                                        ------------

DIVERSIFIED METALS & MINING  0.7%
Freeport-McMoRan Copper & Gold, Inc., 5.500%................    2,700      2,499,862
                                                                        ------------

ELECTRIC UTILITIES  0.6%
American Electric Power, Inc., 9.250%.......................   52,000      2,356,120
                                                                        ------------

ENVIRONMENTAL & FACILITIES SERVICES  0.6%
Allied Waste Industries, Inc., Ser D, 6.250%................    9,000      2,246,625
                                                                        ------------

FOOD RETAIL  0.5%
Albertsons, Inc., 7.250%....................................   90,000      2,013,300
                                                                        ------------

GAS UTILITIES  0.2%
Southern Union Co., 5.000%..................................   12,000        608,280
                                                                        ------------

HEALTH CARE EQUIPMENT  1.2%
Baxter International, Inc., 7.000%..........................   85,000      4,699,650
                                                                        ------------

HOUSEWARES & SPECIALTIES  0.8%
Newell Financial Trust I, 5.250%, QUIPS.....................   70,000      3,071,250
                                                                        ------------

INTEGRATED OIL & GAS  0.8%
Amerada Hess Corp., 7.000%, ACES............................   32,800      3,005,464
                                                                        ------------

INVESTMENT BANKING & BROKERAGE  1.6%
Lazard Ltd., 6.625% (Bermuda)...............................  120,000      2,925,600
Lehman Brothers Holdings, Inc., 6.250%, PIES................  120,000      3,042,000
                                                                        ------------
                                                                           5,967,600
                                                                        ------------
LIFE & HEALTH INSURANCE  1.8%
Conseco, Inc., Ser B, 5.500%................................   72,000      1,998,000
MetLife, Inc., Ser B, 6.375%................................  180,000      4,719,600
                                                                        ------------
                                                                           6,717,600
                                                                        ------------
METAL & GLASS CONTAINERS  0.4%
Owens-Illinois, Inc., 4.750%................................   41,760      1,692,115
                                                                        ------------

MULTI-LINE INSURANCE  1.3%
Genworth Financial, Inc., 6.000%............................   59,000      2,026,650
Hartford Financial Services Group, Inc., 6.000%.............   41,200      2,788,416
                                                                        ------------
                                                                           4,815,066
                                                                        ------------

See Notes to Financial Statements                                             19

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
MULTI-UTILITIES  1.9%
Aquila, Inc., 6.750%, PIES..................................   57,000   $  1,993,860
Williams Cos., Inc., 5.500%, 144A--Private Placement (b)....   55,100      5,027,875
                                                                        ------------
                                                                           7,021,735
                                                                        ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.2%
Citizens Utilities Trust, 5.000%............................   13,250        768,500
                                                                        ------------

PHARMACEUTICALS  1.1%
Schering-Plough Corp., 6.000%...............................   79,000      4,029,000
                                                                        ------------

PROPERTY & CASUALTY  0.7%
XL Capital, Ltd., 6.500% (Cayman Islands)...................  105,000      2,514,750
                                                                        ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  1.5%
Simon Property Group, Inc., 6.000%..........................   42,000      2,604,000
United Rentals Trust I, 6.500%..............................   70,000      2,940,000
                                                                        ------------
                                                                           5,544,000
                                                                        ------------
REINSURANCE  1.0%
Platinum Underwriter Holdings, Ltd., 7.000% (Bermuda).......  132,250      3,915,923
                                                                        ------------

TELECOMMUNICATIONS  0.4%
Lucent Technologies Capital Trust I, 7.750%.................    1,700      1,665,363
                                                                        ------------

THRIFTS & MORTGAGE FINANCE  1.8%
Fannie Mae, 5.375%..........................................       36      3,495,762
Sovereign Capital Trust IV, 4.375%..........................   72,000      3,186,000
                                                                        ------------
                                                                           6,681,762
                                                                        ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  24.5%............................     92,755,710
                                                                        ------------

TOTAL LONG-TERM INVESTMENTS  94.3%
  (Cost $343,682,967)................................................    356,780,491

REPURCHASE AGREEMENT  4.8%
State Street Bank & Trust Co. ($18,058,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05 at $18,059,630)
  (Cost $18,058,000).................................................     18,058,000
                                                                        ------------

TOTAL INVESTMENTS  99.1%
  (Cost $361,740,967)................................................    374,838,491
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%..........................      3,515,744
                                                                        ------------

NET ASSETS  100.0%...................................................   $378,354,235
                                                                        ============

 20                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Non-income producing security as this stock currently does not declare dividends.

ACES--Automatically Convertible Equity Securities

LYON--Liquid Yield Option Note

PIES--Premium Income Equity Securities

QUIPS--Quarterly Income Preferred Securities

TIDES--Term Income Deferrable Equity Securities

See Notes to Financial Statements                                             21

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $361,740,967).......................  $374,838,491
Cash........................................................       659,170
Receivables:
  Investments Sold..........................................     9,598,666
  Interest..................................................     1,592,206
  Dividends.................................................       372,522
  Fund Shares Sold..........................................         8,446
Other.......................................................       137,095
                                                              ------------
    Total Assets............................................   387,206,596
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     7,584,903
  Fund Shares Repurchased...................................       521,491
  Distributor and Affiliates................................       246,317
  Investment Advisory Fee...................................       170,770
Trustees' Deferred Compensation and Retirement Plans........       193,349
Accrued Expenses............................................       135,531
                                                              ------------
    Total Liabilities.......................................     8,852,361
                                                              ------------
NET ASSETS..................................................  $378,354,235
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $403,721,022
Net Unrealized Appreciation.................................    13,097,524
Accumulated Undistributed Net Investment Income.............     4,756,244
Accumulated Net Realized Loss...............................   (43,220,555)
                                                              ------------
NET ASSETS..................................................  $378,354,235
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $327,307,509 and 23,145,356 shares of
    beneficial interest issued and outstanding).............  $      14.14
    Maximum sales charge (5.75%* of offering price).........           .86
                                                              ------------
    Maximum offering price to public........................  $      15.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $38,621,887 and 2,736,912 shares of
    beneficial interest issued and outstanding).............  $      14.11
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,345,339 and 867,438 shares of
    beneficial interest issued and outstanding).............  $      14.23
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $79,500 and 5,621 shares of beneficial
    interest issued and outstanding)........................  $      14.14
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 22                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  3,930,795
Dividends...................................................     3,075,152
Other.......................................................         6,925
                                                              ------------
    Total Income............................................     7,012,872
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,070,130
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $405,538, $210,167 and $66,064,
  respectively).............................................       681,769
Shareholder Services........................................       342,884
Custody.....................................................        23,432
Legal.......................................................        20,082
Trustees' Fees and Related Expenses.........................        14,304
Other.......................................................       145,461
                                                              ------------
    Total Expenses..........................................     2,298,062
    Less Credits Earned on Cash Balances....................        10,396
                                                              ------------
    Net Expenses............................................     2,287,666
                                                              ------------
NET INVESTMENT INCOME.......................................  $  4,725,206
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  6,629,590
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    40,457,243
  End of the Period.........................................    13,097,524
                                                              ------------
Net Unrealized Depreciation During the Period...............   (27,359,719)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(20,730,129)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(16,004,923)
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2005      DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $  4,725,206        $ 10,660,085
Net Realized Gain.....................................       6,629,590          36,203,732
Net Unrealized Depreciation During the Period.........     (27,359,719)         (7,678,883)
                                                          ------------        ------------
Change in Net Assets from Operations..................     (16,004,923)         39,184,934
                                                          ------------        ------------

Distributions from Net Investment Income:
  Class A Shares......................................      (5,748,002)        (11,183,775)
  Class B Shares......................................        (548,493)         (1,164,987)
  Class C Shares......................................        (172,270)           (331,416)
  Class I Shares......................................            (726)                -0-
                                                          ------------        ------------
Total Distributions...................................      (6,469,491)        (12,680,178)
                                                          ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (22,474,414)         26,504,756
                                                          ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       6,925,273          22,315,400
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       5,331,810          10,374,550
Cost of Shares Repurchased............................     (40,535,319)        (73,977,521)
                                                          ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (28,278,236)        (41,287,571)
                                                          ------------        ------------
TOTAL DECREASE IN NET ASSETS..........................     (50,752,650)        (14,782,815)
NET ASSETS:
Beginning of the Period...............................     429,106,885         443,889,700
                                                          ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $4,756,244 and $6,500,529,
  respectively).......................................    $378,354,235        $429,106,885
                                                          ============        ============

 24                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                    YEAR ENDED DECEMBER 31,
CLASS A SHARES                  JUNE 30,     -------------------------------------------------
                                  2005        2004      2003      2002      2001 (a)     2000
                               ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $14.93      $14.03    $12.02    $ 14.06    $ 17.55     $20.35
                                 ------      ------    ------    -------    -------     ------
  Net Investment Income......       .18(c)      .38       .41        .40        .44        .42
  Net Realized and Unrealized
    Gain/Loss................     (.73)         .96      2.04      (2.00)     (2.95)      (.78)
                                 ------      ------    ------    -------    -------     ------
Total from Investment
  Operations.................     (.55)        1.34      2.45      (1.60)     (2.51)      (.36)
                                 ------      ------    ------    -------    -------     ------
Less:
  Distributions from Net
    Investment Income........       .24         .44       .44        .44        .41        .39
  Distributions from Net
    Realized Gain............       -0-         -0-       -0-        -0-        .57       2.05
                                 ------      ------    ------    -------    -------     ------
Total Distributions..........       .24         .44       .44        .44        .98       2.44
                                 ------      ------    ------    -------    -------     ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $14.14      $14.93    $14.03    $ 12.02    $ 14.06     $17.55
                                 ======      ======    ======    =======    =======     ======

Total Return (b).............    -3.66%*      9.73%    20.76%    -11.47%    -14.38%     -1.92%
Net Assets at End of the
  Period (In millions).......    $327.3      $367.2    $375.7    $ 349.8    $ 457.4     $592.2
Ratio of Expenses to Average
  Net Assets.................     1.06%       1.04%     1.04%      1.02%       .99%      1.02%
Ratio of Net Investment
  Income to Average Net
  Assets.....................     2.50%       2.58%     3.13%      3.03%      2.89%      2.30%
Portfolio Turnover...........       27%*        74%      127%        97%       115%       116%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .04%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             25

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                    YEAR ENDED DECEMBER 31,
CLASS B SHARES                 JUNE 30,     --------------------------------------------------
                                 2005        2004      2003      2002      2001 (a)     2000
                              ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............    $14.90      $14.00    $11.98    $ 13.99    $ 17.45     $ 20.24
                                ------      ------    ------    -------    -------     -------
  Net Investment Income.....       .13(c)      .29       .32        .31        .33         .25
  Net Realized and
    Unrealized Gain/Loss....     (.73)         .94      2.02      (2.00)     (2.94)       (.77)
                                ------      ------    ------    -------    -------     -------
Total from Investment
  Operations................     (.60)        1.23      2.34      (1.69)     (2.61)       (.52)
                                ------      ------    ------    -------    -------     -------
Less:
  Distributions from Net
    Investment Income.......       .19         .33       .32        .32        .28         .22
  Distributions from Net
    Realized Gain...........       -0-         -0-       -0-        -0-        .57        2.05
                                ------      ------    ------    -------    -------     -------
Total Distributions.........       .19         .33       .32        .32        .85        2.27
                                ------      ------    ------    -------    -------     -------
NET ASSET VALUE, END OF THE
  PERIOD....................    $14.11      $14.90    $14.00    $ 11.98    $ 13.99     $ 17.45
                                ======      ======    ======    =======    =======     =======

Total Return (b)............    -4.03%*      8.93%    19.83%    -12.14%    -15.06%      -2.66%
Net Assets at End of the
  Period (In millions)......    $ 38.6      $ 47.4    $ 53.5    $  52.2    $  74.9     $  98.6
Ratio of Expenses to Average
  Net Assets................     1.82%       1.80%     1.81%      1.78%      1.75%       1.88%
Ratio of Net Investment
  Income to Average Net
  Assets....................     1.74%       1.82%     2.36%      2.27%      2.12%       1.49%
Portfolio Turnover..........       27%*        74%      127%        97%       115%        116%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .05%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

 26                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                    YEAR ENDED DECEMBER 31,
CLASS C SHARES                  JUNE 30,     -------------------------------------------------
                                  2005        2004      2003      2002      2001 (a)     2000
                               ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $15.02      $14.12    $12.08    $ 14.10    $ 17.58     $20.38
                                 ------      ------    ------    -------    -------     ------
  Net Investment Income......       .13(c)      .28       .31        .30        .32        .23
  Net Realized and Unrealized
    Gain/Loss................     (.73)         .95      2.05      (2.00)     (2.95)      (.76)
                                 ------      ------    ------    -------    -------     ------
Total from Investment
  Operations.................     (.60)        1.23      2.36      (1.70)     (2.63)      (.53)
                                 ------      ------    ------    -------    -------     ------
Less:
  Distributions from Net
    Investment Income........       .19         .33       .32        .32        .28        .22
  Distributions from Net
    Realized Gain............       -0-         -0-       -0-        -0-        .57       2.05
                                 ------      ------    ------    -------    -------     ------
Total Distributions..........       .19         .33       .32        .32        .85       2.27
                                 ------      ------    ------    -------    -------     ------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $14.23      $15.02    $14.12    $ 12.08    $ 14.10     $17.58
                                 ======      ======    ======    =======    =======     ======

Total Return (b).............    -4.00%*      8.85%    19.83%    -12.11%    -15.06%     -2.69%
Net Assets at End of the
  Period (In millions).......    $ 12.3      $ 14.5    $ 14.7    $  12.9    $  16.9     $ 20.5
Ratio of Expenses to Average
  Net Assets.................     1.82%       1.80%     1.81%      1.78%      1.75%      1.87%
Ratio of Net Investment
  Income to Average Net
  Assets.....................     1.74%       1.82%     2.36%      2.27%      2.12%      1.54%
Portfolio Turnover...........       27%*        74%      127%        97%       115%       116%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .05%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             27

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 MARCH 24, 2005
                                                                (COMMENCEMENT OF
CLASS I SHARES                                                   OPERATIONS) TO
                                                                 JUNE 30, 2005
                                                                ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................         $14.18
                                                                     ------
  Net Investment Income.....................................            .11(b)
  Net Realized and Unrealized Loss..........................           (.02)
                                                                     ------
Total from Investment Operations............................            .09
Less Distributions from Net Investment Income...............            .13
                                                                     ------
NET ASSET VALUE, END OF THE PERIOD..........................         $14.14
                                                                     ======

Total Return (a)............................................           .64%*
Net Assets at End of the Period (In millions)...............         $   .1
Ratio of Expenses to Average Net Assets.....................           .87%
Ratio of Net Investment Income to Average Net Assets........          2.91%
Portfolio Turnover..........................................            27%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 28                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide current income, capital appreciation, and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The distribution of the Fund's Class B, Class C, and Class I Shares commenced on December 20, 1991, October 26, 1993, and March 24, 2005, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $49,580,144 which will expire on December 31, 2010.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $364,521,728
                                                              ============
Gross tax unrealized appreciation...........................  $ 24,224,014
Gross tax unrealized depreciation...........................   (13,907,251)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 10,316,763
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $12,680,178
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $12,680,178
                                                              ===========

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $9,621,748

    Net realized gains and losses my differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to book to tax amortization differences.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Fund's custody fee was reduced by $10,396 as a result of credits earned on cash balances.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .55%
Next $350 million...........................................     .50%
Next $350 million...........................................     .45%
Over $1.05 billion..........................................     .40%

    For the six months ended June 30, 2005, the Fund recognized expenses of approximately $11,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $17,300, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $250,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $99,592 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $325,519,165, $59,722,854, $18,399,474, and
$79,529 for Classes A, B, C, and I, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     381,173    $  5,448,413
  Class B...................................................      65,606         940,862
  Class C...................................................      31,658         457,195
  Class I...................................................       5,569          78,803
                                                              ----------    ------------
Total Sales.................................................     484,006    $  6,925,273
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     329,375    $  4,682,172
  Class B...................................................      35,187         499,422
  Class C...................................................      10,444         149,490
  Class I...................................................          52             726
                                                              ----------    ------------
Total Dividend Reinvestment.................................     375,058    $  5,331,810
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,163,002)   $(30,839,379)
  Class B...................................................    (545,286)     (7,737,680)
  Class C...................................................    (137,357)     (1,958,260)
  Class I...................................................         -0-             -0-
                                                              ----------    ------------
Total Repurchases...........................................  (2,845,645)   $(40,535,319)
                                                              ==========    ============

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    At December 31, 2004, capital aggregated $346,227,959, $66,020,250, and
$19,751,049 for Classes A, B, and C, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,057,695    $ 15,191,109
  Class B...................................................     270,385       3,847,722
  Class C...................................................     228,050       3,276,569
                                                              ----------    ------------
Total Sales.................................................   1,556,130    $ 22,315,400
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     634,470    $  9,054,008
  Class B...................................................      72,814       1,037,470
  Class C...................................................      19,705         283,072
                                                              ----------    ------------
Total Dividend Reinvestment.................................     726,989    $ 10,374,550
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,877,341)   $(55,309,541)
  Class B...................................................    (982,454)    (13,990,934)
  Class C...................................................    (325,571)     (4,677,046)
                                                              ----------    ------------
Total Repurchases...........................................  (5,185,366)   $(73,977,521)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2005 and the year ended December 31, 2004, 103,437 and 184,166 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2005 and the year ended December 31, 2004, 2,913 and 224,663 Class C Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $8,700 and CDSC on redeemed shares of approximately $31,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $102,080,588 and $139,538,176, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,844,300 and $208,100 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2005 are payments retained by Van Kampen of approximately $200,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $23,200.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy


  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                    11,111,211
                                                                  HAR SAR 6/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                        RN05-01896-Y06/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005